Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

a)	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group
i
n the preparation of the accompanying consolidated financial statements are summarized below.
b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

c)	Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported years
in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, assessment of whether the Group acts as a principal or an agent in different revenue streams, assessment of average user relationship period for podcast business, assessment for the impairment of long-lived assets, valuation allowance of deferred tax assets, determination of the fair value of ordinary shares, preferred shares, and valuation and recognition of share-based compensation expenses.

d)	Functional currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands, British Virgin Islands and Hong Kong is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB.
In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive (losses)/income in the consolidated statements of operations and comprehensive loss.
Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in foreign exchange (losses)/gains in the consolidated statements of operations and comprehensive loss.

e)	Convenience Translation
Translations of balances in the consolidated balance sheets, the consolidated statements of operations and comprehensive loss and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9618, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2019. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.
f)	Fair value measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalents, accounts receivable, other receivables (included in “Prepayments and other current assets”), accounts payable and other payables (included in “Accrued expenses and other current liabilities”), of which the carrying values approximate their fair value.
See Note 19 for additional information.

g)	Cash and cash equivalents
Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks and other financial institutions
in China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2018 and 2019, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars amounting to approximately US$14.5 million (RMB99.4 million) and US$5.7 million (RMB40.3 million), respectively, and denominated in RMB amounting to approximately RMB97.1 million and RMB36.1 million, respectively. As of December 31, 2018 and 2019, the Group had cash held in accounts managed by online payment platforms such as Alipay and WeChat Pay in connection with the collection of service fees online for a total amount of RMB9.1 million and RMB6.3 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.
As of December 31, 2018 and 2019, the Group had approximately RMB152.7 and RMB64.1 million cash and cash equivalents held by its PRC subsidiaries and VIEs, representing 74.3% and 77.5
%
of total cash and cash equivalents of the Group, respectively.
As of December 31, 2018 and 2019, the Group had no restricted cash balance. The Group had no other lien arrangements during the years ended December 31, 2017, 2018 and 2019.

h)	Accounts receivable
The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible.
i)	Property, equipment and leasehold improvement, net
Property, equipment and leasehold improvement are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and leasehold improvement is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

j)	Intangible assets, net
Intangible assets mainly consist of copyright, software, trademark and others. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Copyright	1-3 years
Software	1-5 years
Trademark and others	3-5 years

k)	Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the years
presented.

l)	Revenue recognition
The Group’s revenues comprise audio entertainment revenue, and podcast, advertising and other revenue.
The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” for all years
presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.
Audio entertainment revenue
The Group is principally engaged in operating its own audio entertainment live streaming platform, which enable hosts and users to interact with each other during audio entertainment live streaming services. Audio entertainment revenue is generated from sales of virtual items on the platform. The Group has a recharge system for users to purchase the Group’s virtual currency which is then used to purchase virtual items for use. Users can recharge via bank transfer and various online third-party payment platforms, including AliPay, WeChat Pay and other payment platforms. Virtual currency is non-refundable
and without expiry. The virtual currency is often consumed soon after it is purchased based on history of turnover of the virtual currency. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated.
The Group engages hosts to provide audio entertainment live streaming services. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with hosts and their respective guilds in accordance with their audio entertainment live streaming service agreements.
The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports audio entertainment revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid to hosts and their respective guilds are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing. The Group designs, creates and offers various virtual items for sale to users with pre-determined
stand-alone selling price. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase while time-based items could be used for a fixed period of time such as a virtual special symbol that can be purchased and displayed on the users’ profile over a fixed period of time. Users can purchase either consumable or time-based items and present these virtual items to hosts to show support for their favorite hosts or purchase time-based virtual items that enhance the users’ personal profile.
Revenue related to each consumable item is a single performance obligation provided on a consumption basis and is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them. Revenue related to time-based virtual items is recognized ratably over the contract period. During the years ended December 31, 2017, 2018 and 2019, the weighted average contract period for the time-based virtual items purchased were 7 days, 33 days and 97 days respectively. The Group does not have further performance obligations to the user after the virtual items are consumed immediately or after the stated contract period of time for time-based items.
Podcast revenue
The Group provides users certain subscription services which entitle paying subscribers access to listen to specific podcast content on the platform. The subscription fee is time-based and is collected upfront from subscribers.
The receipt of subscription fee is initially recorded as deferred revenue. The Group satisfies its performance obligation by providing services throughout the estimated average user relationship period as the subscription period is generally perpetual. Revenue is recognized ratably over the estimated average user relationship period. The estimated average user relationship period is based on data collected from those paying users who have subscribed to podcast content. The Group estimates the average user relationship period for a podcast content to be the date a user subscribes to it through the date the Group estimates the paying user listens to the content for the last time. The determination of the estimated average user relationship period is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated average user relationship period. Any adjustments arising from changes in the estimated average user relationship period as a result of new information will be accounted as a change in accounting estimate in accordance with
ASC 250 Accounting Changes and Error Corrections
.
The podcast content are licensed by broadcasters to the Group. The Group records revenue on a gross basis considering the Group: (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price.
Contract liabilities
Contract liabilities primarily consist of deferred revenue which comprises unconsumed virtual currency, unamortized revenue from time-based virtual items and unamortized subscription fees for podcast services:

	January 1, 2017	December 31, 2017	December 31, 2018	December 31, 2019
Deferred revenue	1,056	5,878	10,668	14,530

During the years ended December 31, 2017, 2018 and 2019, the Group recognized revenue amounted to RMB1.0 million, RMB5.2 million and RMB8.9 million respectively that was included in the corresponding opening deferred revenue balance at January 1,
2017, December 31, 2017 and 2018.
During the year
s
ended December 31,

2017,
2018 and 2019, the Group did not have any arrangement where the performance obligations had already been satisfied in the past year
but recognized the corresponding revenue in the current
year
.

Advertising revenue
The Group generates advertisement revenues from rendering of various forms of advertisement services by way of advertisement display on the audio entertainment live streaming platform. Advertisements on the Group’s platform are generally charged on the basis of duration whereby revenue is recognized ratably over the contract period of display. The Group provides sales incentives in the forms of discounts and rebates to advertisement agencies based on purchase volume. Revenue is recognized based on the price charged to the advertisers or agencies, net of sales incentives provided to the agencies. Sales incentives are recorded at the time of revenue recognition based on the contracted rebate rates and contract amount.
The accounts receivable arises primarily from its advertising customers.

	December 31, 2018	December 31, 2019
Accounts receivable	6,485	2,979

Please see Note 3 for additional information.
There were no material contract assets as of December 31, 2018 and 2019.
Practical Expedients
The Group has used the following practical expedients as allowed under ASC Topic 606:
(i) The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have an original expected duration of one year or less.
(ii) Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. The Group has determined that its contracts generally do not include a significant financing component.
(iii) Costs to obtain a contract with a customer were expensed as incurred when the amortization period would have been one year or less.

m)	Deferred revenue
Deferred revenue primarily consists of unconsumed virtual currency and unamortized revenue from time-based virtual items in the Group’s platform, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

n)	Cost of revenue
Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues, consists primarily of revenue sharing fees, salary and welfare benefits, payment handling costs, bandwidth costs and other costs. Revenue sharing fees represent the Company’s payments to hosts or guilds based on a percentage of revenue from sales of virtual items and certain performance based incentives.

o)	Research and development expenses
Research and development expenses mainly consist of salary and welfare benefits and bandwidth costs incurred for the development and enhancement to the Company’s websites and platform of applications.
p)	Selling and marketing expenses
Selling and marketing expenses consist primarily of advertising and promotional expenses, salary and welfare benefits to the Group’s sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image and mobile app, organization of offline events between hosts and users. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the year
s
ended December
 31
,

2017,
2018 and 2019, advertising and promotional expenses were RMB188.9 million
,

RMB10
6.1 million
and RMB191.1 million, respectively.

q)	Government grants
Government grants represent cash subsidies received from the PRC government by the Group. Government grants are in connection with the Group’s contributions to research and development activities, and tax refunds in local business districts.

r)	Leases
Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease
basis and are generally not included in the initial lease terms.
The Group has no capital leases for any of the
years
presented.

s)	Share-based compensation
Share based compensation expenses arise from share based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employee and non-employee
 in accordance with ASC 718 Stock Compensation. For share options for the purchase of ordinary shares granted to employee and non-employee
 determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the fair value of ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected volatility of the fair value of ordinary shares, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.
For an award with a performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. Performance and service conditions should be considered when the Group is estimating the quantity of awards that will vest. Compensation expenses will reflect the number of awards that are expected to vest and will be adjusted to reflect those awards that do ultimately vest. The Group recognizes compensation expenses for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved, net of actual pre-vesting
forfeitures over the requisite service period. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation expenses based on its probability assessment, unless on certain situations, the Group may not be able to determine that it is probable that a performance condition will be satisfied until the event occurs.
t)	Employee benefits
PRC Contribution Plan
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIEs and subsidiaries of VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB12.5 million
,

RMB20.6
million
and RMB36.0 million for the years ended December 31,

2017,
2018 and 2019, respectively.

u)	Taxation
Income taxes
Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.
Uncertain tax positions
In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step
approach for the tax position measurement and financial statement recognition. Under the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2018 and 2019, and for the years ended December 31,

2017,
2018 and 2019.

v)	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.
w)	Net loss per share
Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class
method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class
method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the years
presented herein, the computation of basic loss per share using the two-class
method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.
Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and preferred shares, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.

x)	Statutory reserves
In accordance with China’s Company Laws, the Company’s VIEs and subsidiaries of VIEs in PRC must make appropriations from their after-tax
profit, if any (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to
non-distributable
reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from their after-tax
profit, if any (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the subsidiary. Appropriations to the other two reserve funds are at the subsidiary’s discretion.
The Group has not appropriated any amount to statutory reserves for the years ended December 31, 2017, 2018 and 2019, because the Company’s subsidiary, VIEs and subsidiaries of VIEs were in the position of accumulated deficit as of December 31, 2018 and 2019.

y)	Comprehensive income/(losses)
Comprehensive income/(losses) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive (losses)/income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

z)	Segment reporting
The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. Management has determined that the Group operates in one segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

aa)	Concentration and credit risk
Advertising and promotional service providers
The Group relied on advertising and promotional service providers and their affiliates to promote its platform and enhance brand awareness through a variety of online and offline marketing and brand promotion activities. The number of advertising and promotional service providers during the year
s
ended December 31,

2017,
2018 and 2019 are as follows:

	For the year ended December 31,
	201 7	2018	2019
Total number of advertising and promotional service providers	125	245	236
Number of service providers that accounted for 10% or more of the Group’s advertising and promotional expenses	1	—	2
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group’s advertising and promotional service expenses	16.0%	—	36.0%
Credit risk
Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents and accounts receivable. As of December 31, 2018 and 2019, substantially all of the Group’s cash and cash equivalents were held in major financial institutions located in China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is generally derived from revenue earned from advertising business.
Major customers for advertising business
There was one and two customers had receivable balances derived from advertising business exceeding l0% of the total accounts receivable balances of the Group as of December 31, 2018 and 2019, respectively, as follows:

	December 31, 2018	December 31, 2019
Customer A	84.9%	48.3%
Customer B	—	50.3%

bb)	Recently issued accounting pronouncements
The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.
Newly adopted accounting pronouncements
In January

2016
, the FASB issued ASU
No. 2016-01
Financial Instruments—Overall (Subtopic
825-10)
“Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this ASU require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee
). The amendments in this accounting standard update also require an entity to present separately in other comprehensive (losses)/income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this accounting standard update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. For public business entities, the amendments in this update are effective for fiscal years beginning after December
15
,
2017
, including interim periods within those fiscal years. For all other entities including not-for-profit
entities and employee benefit plans within the scope of Topics
960
through
965
on plan accounting, the amendments in this update are effective for fiscal years beginning after December
15
,
2018
, and interim periods within fiscal years beginning after December
15
,
2019
. All entities that are not public business entities may adopt the amendments in this update earlier as of the fiscal years beginning after December
15
,
2017
, including interim periods within those fiscal years. The Group adopted this new standard effective on January
1
,
2019
. The adoption of ASU
2016-01
did not have a material impact on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842), which requires that a lessee should recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use
asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public entities. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application of the amendments in this update is permitted for all entities. The Group adopt ed
ASU 2016-02, on January 1, 2020 using by modified retrospective method and did
not restate comparable periods. The Group elect
ed
the package of practical expedients permitted under the transition guidance, which allow the Group to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group also elect ed
the short-term lease exemption for contracts with lease terms of 12 months or less. The Group has collected all of the lease agreements, and other contractual agreements, for possible embedded leases and performed the assessment for the initial adoption. Based on the assessment, the Group currently believes that the most significant change will be related to the recognition of right-of-use assets and lease liabilities of approximately RMB12 million, respectively, on the Group’s consolidated balance sheet for certain in-scope operating leases. The Company does not expect any material impact on net assets, consolidated statements of operations and comprehensive loss, or consolidated statements of cash flows as a result of adopting the new standard.
In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. For all other entities, including not-for-profit
entities and employee benefit plans within the scope of Topics 960 through 965 on plan accounting, the amendments in this update are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities may adopt the amendments in this update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which the Group is required to recognize an allowance based on its estimate of expected credit loss. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.
In June 2018, the FASB issued ASU
No. 2018-07
Compensation—Stock Compensation (Topic 718) “Improvements to Nonemployee Share-Based Payment Accounting”. The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Group has early adopted this accounting standard in fiscal year 2018 and has no material impact on its consolidated financial statements.